Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 2,915	$ 9,508
Marketable securities	15,973	24,345
Royalty receivable	1,053	444
Prepaid expenses and other current assets	366	245
Total current assets	20,307	34,542
Property and equipment, net	202	246
Royalty receivable, net of current portion	1,016	0
Other assets	312	320
Total assets	21,837	35,108
Current liabilities:
Accounts payable	86	1,009
Accrued expenses	407	1,902
Total liabilities	493	2,911
Commitments (Note 6)
Shareholders’ equity:
Ordinary shares, £0.10 nominal value: 154,897,265 shares authorized; 116,561,917 ordinary shares issued and outstanding	24,259	24,259
Additional paid-in capital	197,992	197,722
Accumulated other comprehensive income (loss)	33	(11)
Accumulated deficit	(200,940)	(189,773)
Total shareholders’ equity	21,344	32,197
Total liabilities and shareholders’ equity	$ 21,837	$ 35,108